Expense Example - Class I Shares	Feb. 28, 2026 USD ($)
First Sentier American Listed Infrastructure Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	1,682
Expense Example, with Redemption, 5 Years	3,195
Expense Example, with Redemption, 10 Years	6,605
First Sentier Global Listed Infrastructure Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,255